Annual Total Returns - FidelitySeriesCommodityStrategyFund-PRO - FidelitySeriesCommodityStrategyFund-PRO - Fidelity Series Commodity Strategy Fund - Fidelity Series Commodity Strategy Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	(17.55%)
Annual Return 2015	(25.27%)
Annual Return 2016	11.07%
Annual Return 2017	0.92%
Annual Return 2018	(11.10%)
Annual Return 2019	7.41%
Annual Return 2020	(3.11%)
Annual Return 2021	27.13%
Annual Return 2022	14.98%
Annual Return 2023	(8.25%)